RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3.	RELATED PARTY TRANSACTIONS

Scandic American Shipping Ltd.:
In June 2004, the Company entered into a Management Agreement with Scandic American Shipping Ltd. ("Scandic" or the "Manager"). The Manager is owned by a company controlled by the Chairman and Chief Executive Officer of the Company, Mr. Herbjørn Hansson and his family. The Manager has administrative, commercial and operational responsibility for the Company's vessels and is required to manage the Company's day-to-day business subject to the Company's objectives and policies as established by the Board of Directors. For its services under the Management Agreement, the Manager is entitled to reimbursement of costs directly related to the Company plus a management fee equal to $500,000 per annum for the total fleet, increased from $350,000 to $500,000, effective December 1, 2011.

In order to align the Manager's interests with those of the Company, the Company has issued to the Manager restricted common shares equal to 2% of our outstanding common shares at par value of $0.01 per share. Any time additional common shares are issued, the Manager will receive restricted common shares to maintain the number of common shares issued to the Manager at 2% of our total outstanding common shares. During 2011, the Company issued to the Manager 4,612 shares at an average fair value of $14.45, in connection with the adoption of the 2011 Equity Incentive Plan. During 2010, the Company issued to the Manager 93,878 shares at a fair value of $30.24. The Company recognized $0.1 million, $2.8 million and $5.4 million in noncash share-based compensation expense for the years ended December 31, 2011, 2010 and 2009, respectively, related to the issuance of shares to the Manager. All of these costs are included in "General and Administrative Expenses" within the statements of operations. In connection with nine follow-on offerings, we have issued a total of 937,976 restricted shares to our Manager pursuant to the Management Agreement. These restricted shares are primarily non-transferable for three years from the date of issuance, except for a total of 149,183 restricted shares that are non-transferable for six years from the date of issuance.

The Company recognized $3.8 million, $3.7 million, and $2.5 million of total costs for services provided under the Management Agreement for the years ended December 31, 2011, 2010 and 2009, respectively. These costs are included in "General and Administrative Expenses" in the statements of operations. The related party balances included within accounts payable were $0.9 million and $0.9 million at December 31, 2011 and 2010, respectively.

In February 2011, the Company adopted a new equity incentive plan which we refer to as the 2011 Equity Incentive Plan, pursuant to which a total of 400,000 restricted shares were reserved for issuance. A total of 174,000 restricted shares were allocated to the Manager. The vesting period is four-year cliff vesting period for 100,000 shares and five-year cliff vesting period for 74,000 shares, that is, none of these shares may be sold during the first four or five years after grant, as applicable, and the shares are forfeited if the grantee discontinues working for the Company before that time. The holders of the restricted shares are entitled to voting rights as well as receive dividends paid in the period. Under the terms of the Plan, the directors, officers and certain key employees of the Company and the Manager are eligible to receive awards which include incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other equity-based awards.

As of December 31, 2011, the Manager owned, together with its owners, 2.20% of the Company's shares. The Management Agreement terminates on the date which is ten years from the calendar date, so that the remaining term of the Management Agreement is always ten years unless terminated earlier in accordance with its terms, essentially related to non-performance or negligence by the Manager.

Board Member and Employees:
Mr. Jan Erik Langangen, Board Member and an employee of the Company, is a partner of Langangen & Helset Advokatfirma AS, a firm which provides legal services to the Company. The Company recognized $0.1 million in costs in each of the years ended December 31, 2011, 2010 and 2009, respectively, for the services provided by Langangen & Helset Advokatfirma AS. These costs are included in "General and Administrative Expenses" within the statements of operations. There were no related amounts included within "Accounts Payable" at December 31, 2011 and December 31, 2010.

Mr. Rolf Amundsen, the Company's Investor Relations Manager, is a partner of Amundsen & Partners AS, a firm which provides consultancy services to the Company. The Company recognized $0.1 million in costs in each of the years ended December 31, 2011 and 2010 and 2009, respectively, for the services provided by Amundsen & Partners AS. These costs are included in "General and Administrative Expenses" within the statements of operations. There were no related amounts included within "Accounts Payable" at December 31, 2011 and December 31, 2010.

Orion Tankers Ltd:
In November 2011, the Orion Tankers pool was established, with Orion Tankers Ltd. as pool manager. Orion Tankers Ltd. is owned equally by us and Frontline Ltd. In mid-November 2011, our vessels were transferred from the Gemini Tankers LLC arrangement to the Orion Tankers pool upon completion of previously fixed charters within Gemini Tankers LLC. The Company has recognized $0.1 million in costs for the year ended December 31, 2011. These costs are included in "Voyage Expenses" within the statements of operations. As of December 31, 2011, the "Accounts receivable, net related party" amount was $1.6 million and the amount represents the outstanding net earnings from Orion pool.

As of December 31, 2011, the "Related party receivable" amount to $18.9 million and the amount represents the outstanding working capital from the Orion pool. The working capital represents the value of bunkers on board our vessels at the time of vessel delivery to the cooperative arrangements, including payment of initial funding of $0.2 million per vessel. The working capital is to be repaid to the Company within six months after the date of the withdrawal from the agreements.